Share-Based Payment (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Options [Abstract]
Outstanding at beginning of year	$ 3,197,616	$ 2,467,023
Granted during the year	790,300	751,977
Expired during the year	39,094	2,000
Exercised during the year	480,878	9,692
Forfeited during the year	62,756	9,692
Share options outstanding at end of year	3,405,188	3,197,616
Share options exercisable at end of year	$ 1,865,572	$ 1,705,256
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year	$ 3.07	$ 2.28
Granted during the year	8.82	5.60
Expired during the year	5.21	6.00
Exercised during the year	0.27	0.25
Forfeited during the year	6.16	0.25
Share options outstanding at end of year	4.76	3.07
Share options exercisable at end of year	$ 2.68	$ 1.21